CVC - CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 20, 2016	Dec. 31, 2015
Cablevision Systems Corporation And Subsidiaries
Revenue (including revenue from affiliates of $2,205 and $1,086, respectively) (See Note 14)	$ 3,137,604	$ 6,545,545
Operating expenses:
Programming and other direct costs (including charges from affiliates of $4,176 and $1,947, respectively) (See Note 14)	1,088,555	2,269,290
Other operating expenses (including charges from affiliates of $106,084 and $18,854, respectively) (See Note 14)	1,136,970	2,546,319
Restructuring and other expense	22,223	16,213
Depreciation and amortization (including impairments)	414,550	865,252
Total operating expenses	2,662,298	5,697,074
Operating income	475,306	848,471
Other income (expense):
Interest expense (including interest expense to affiliates and related parties of $90,405 and $112,712, respectively) (See Note 14)	(287,098)	(585,764)
Interest income	1,590	925
Gain on investments, net	129,990	(30,208)
Loss on equity derivative contracts, net	(36,283)	104,927
Loss on extinguishment of debt and write-off of deferred financing costs (including $513,723 related to affiliates and related parties in 2017) (See Note 14)	0	(1,735)
Other income, net	4,855	6,045
Total other income (expense)	(186,946)	(505,810)
Loss before income taxes	288,360	342,661
Income tax benefit	(124,848)	(154,872)
Income from continuing operations, net of income taxes	163,512	187,789
Income (loss) from discontinued operations, net of income taxes	0	(12,541)
Net income (loss)	163,512	175,248
Net loss (income) attributable to noncontrolling interests	236	201
Net income (loss) attributable to Altice USA, Inc. stockholders	$ 163,748	$ 175,449
Basic income (loss) per share attributable to Cablevision Systems Corporation stockholder(s):
Income from continuing operations, net of income taxes (in dollars per share)	$ 0.60	$ 0.70
Income (loss) from discontinued operations, net of income taxes (in dollars per share)	0.00	(0.05)
Net income (in dollars per share)	$ 0.60	$ 0.65
Basic weighted average common shares (in thousands) (in shares)	272,035,000	269,388,000
Diluted income (loss) per share attributable to Cablevision Systems Corporation stockholder(s):
Income from continuing operations, net of income taxes (in dollars per share)	$ 0.58	$ 0.68
Income (loss) from discontinued operations, net of income taxes (in dollars per share)	0.00	(0.05)
Net income (in dollars per share)	$ 0.58	$ 0.63
Diluted weighted average common shares (in thousands)	280,199,000	276,339,000
Amounts attributable to Cablevision Systems Corporation stockholder(s):
Income from continuing operations, net of income taxes	$ 163,748	$ 187,990
Income (loss) from discontinued operations, net of income taxes	0	(12,541)
Net income (loss) attributable to Altice USA, Inc. stockholders	$ 163,748	$ 175,449
Cash dividends declared per common share (in dollars per share)	$ 0.00	$ 0.45